Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Net book balance, beginning of period	$ 1,200	$ 1,320
Disposals and deconsolidations	(315)	(120)
Loss on impairment	(232)	0	0
Re-classified as assets held for sale	(49)	0
Net book balance, end of period	604	1,200	1,320
Amortization life of unfavorable contracts, lower range	2 years
Amortization life of unfavorable contracts, upper range	5 years
Gross Carrying Amount, Intangible Assets [Roll Forward]
Gross carrying value, balance at beginning of period	0	51
Derecognition of fully amortized contracts	0	(51)
Gross carrying value, balance at end of period	0	0	51
Accumulated Amortization, Intangible Assets [Roll Forward]
Accumulated amortization, balance at beginning of period	0	(49)
Amortization of favorable contracts	0	(2)
Derecognition of fully amortized contracts	0	51
Accumulated amortization, balance at end of period	0	0	(49)
Intangible Assets [Roll Forward]
Net book balance, beginning of period	0	2
Amortization of favorable contracts	0	(2)
Net book balance, end of period	0	0	2
Gross Carrying Amount, Intangible Liabilities [Roll Forward]
Balance at beginning of period	444	0
Additions	0	444
Balance at end of period	444	444	0
Accumulated Amortization, Intangible Liabilities [Roll Forward]
Accumulated amortization, balance at beginning of period	(67)	0
Amortization of unfavorable contracts	(130)	(67)
Accumulated amortization, balance at end of period	(197)	(67)	0
Intangible Liabilities [Roll Forward]
Net book balance, beginning of period	377	0
Additions	0	444
Amortization of unfavorable contracts	(130)	(67)
Net book balance, end of period	247	377	0
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	116
2016	65
2017	43
2018	23
2019	0
Total	247	377	0
Floaters
Goodwill [Roll Forward]
Net book balance, beginning of period	890
Disposals and deconsolidations	(286)
Net book balance, end of period	604
Tender Rigs
Goodwill [Roll Forward]
Net book balance, beginning of period	29
Disposals and deconsolidations	(29)	(120)
Net book balance, end of period	0	29
Drilling units
Goodwill [Roll Forward]
Estimated economic useful life	30 years
Discount rate	9.50%
Non-controlling Interest
Goodwill [Roll Forward]
Loss on impairment	$ (39)